OMB APPROVAL
                                                      -------------------------
                                                      OMB Number:     3235-0456
                                                      Expires:   March 31, 2012
                                                      Estimated average burden
                                                      hours per response      2

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
--------------------------------------------------------------------------------
    1. Name and address of issuer:

    Investment Managers Series Trust
    803 W. Michigan Street
    Milwaukee, WI 53233
--------------------------------------------------------------------------------
    2. The name of each series of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
    issuer, check the box but do not list series or classes):               |_|

    Thesis Flexible Fund

--------------------------------------------------------------------------------
    3. Investment Company Act File Number:             811-21719

       Securities Act File Number:                     333-122901
--------------------------------------------------------------------------------
    4(a). Last day of fiscal year for which this Form is filed:

          February 28, 2011
--------------------------------------------------------------------------------
    4(b). |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) Note: If the Form is being filed late, interest must be paid on the registration fee due.
--------------------------------------------------------------------------------
    4(c). |_| Check box if this is the last time the issuer will be filing this Form.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     5. Calculation of registration fee:

        (i) Aggregate sale price of securities
        sold during the fiscal year pursuant to
        section 24(f):

                                                                    $15,801,547
                                                                   ------------

        (ii) Aggregate price of securities
        redeemed or repurchased during the
        fiscal year:                                ($12,088,998)
                                                    ------------

        (iii) Aggregate price of securities
        redeemed or repurchased during any prior
        fiscal year ending no earlier than
        October 11, 1995 that were not
        previously used to reduce registration
        fees payable to the Commission:             $          0
                                                    ------------

        (iv) Total available redemption credits
        [add Items 5(ii) and 5(iii)]:                              ($12,088,998)
                                                                   ------------

        (v) Net sales - if Item 5(i) is greater
        than Item 5(iv) [subtract Item 5(iv)
        from Item 5(i)]:                                             $3,712,549
                                                                     ----------
----------------------------------------------------------------
        (vi) Redemption credits available for
        use in future years
          If Item 5(i) is less than Item 5(iv)
        [subtract Item 5(iv) From Item 5(i)]:       $          0
                                                    ------------

----------------------------------------------------------------

        (vii) Multiplier for determining
        registration fee (See Instruction C.9):                     x 0.0001161
                                                                      ---------

        (viii) Registration fee due [multiply
        Item 5(v) by Item 5(vii)] (enter "0" if
        no fee is due):
                                                                    = $  431.03
                                                                      ---------
--------------------------------------------------------------------------------
     6. Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here ________.

--------------------------------------------------------------------------------
     7. Interest due -- if this Form is being filed more than
     90 days after the end of the issuer's fiscal year
     (see Instruction D):                                           + $
                                                                      ---------

--------------------------------------------------------------------------------
     8. Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                       = $  431.03
                                                                      ----------

--------------------------------------------------------------------------------

     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 5/5/11

     Method of Delivery:
                                  |X|     Wire Transfer
                                  |_|     Mail or other means
--------------------------------------------------------------------------------


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ RITA DAM
                           -------------------------
                           Rita Dam, Treasurer

Date         5/5/11
         -----------------


*Please print the name and title of the signing officer below the signature.

                                                            OMB APPROVAL
                                                      -------------------------
                                                      OMB Number:     3235-0456
                                                      Expires:   March 31, 2012
                                                      Estimated average burden
                                                      hours per response      2

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
--------------------------------------------------------------------------------
    1. Name and address of issuer:

    Investment Managers Series Trust
    803 W. Michigan Street
    Milwaukee, WI 53233
--------------------------------------------------------------------------------
    2. The name of each series of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |_|

    RWN3 Conservative Allocation Fund

--------------------------------------------------------------------------------
    3. Investment Company Act File Number:          811-21719

       Securities Act File Number:                  333-122901
--------------------------------------------------------------------------------
    4(a). Last day of fiscal year for which this Form is filed:

          February 28, 2011
--------------------------------------------------------------------------------
    4(b). |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) Note: If the Form is being filed late, interest must be paid on the registration fee due.
--------------------------------------------------------------------------------
    4(c). |_| Check box if this is the last time the issuer will be filing this Form.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     5. Calculation of registration fee:

        (i) Aggregate sale price of securities
        sold during the fiscal year pursuant to
        section 24(f):                                                $ 848,992
                                                                      ---------

        (ii) Aggregate price of securities
        redeemed or repurchased during the
        fiscal year:                                    ($50,457)
                                                        --------

        (iii) Aggregate price of securities
        redeemed or repurchased during any prior
        fiscal year ending no earlier than
        October 11, 1995 that were not
        previously used to reduce registration
        fees payable to the Commission:                 $      0
                                                        --------

        (iv) Total available redemption credits
        [add Items 5(ii) and 5(iii)]:                                  ($50,457)
                                                                      ---------

        (v) Net sales - if Item 5(i) is greater
        than Item 5(iv) [subtract Item 5(iv)
        from Item 5(i)]:                                               $798,535
                                                                      ---------

----------------------------------------------------------------
        (vi) Redemption credits available for
        use in future years
          If Item 5(i) is less than Item 5(iv)
        [subtract Item 5(iv) From Item 5(i)]:           $      0
                                                        --------
----------------------------------------------------------------

        (vii) Multiplier for determining
        registration fee (See Instruction C.9):                     x 0.0001161
                                                                      ---------

        (viii) Registration fee due [multiply
        Item 5(v) by Item 5(vii)] (enter "0" if
        no fee is due):                                             = $   92.71
                                                                      ---------
--------------------------------------------------------------------------------
     6. Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

--------------------------------------------------------------------------------
     7. Interest due -- if this Form is being filed more than
     90 days after the end of the issuer's fiscal year
     (see Instruction D):                                           + $
                                                                      ---------
--------------------------------------------------------------------------------
    8.  Total of the amount of the registration fee due plus
    any interest due [line 5(viii) plus line 7]:                    = $   92.71
                                                                      ---------

--------------------------------------------------------------------------------
     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 5/5/11

     Method of Delivery:
                                  |X|     Wire Transfer
                                  |_|     Mail or other means
--------------------------------------------------------------------------------


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ RITA DAM
                           -------------------------
                           Rita Dam, Treasurer

Date         5/5/11
         -----------------

*Please print the name and title of the signing officer below the signature.